UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OF QUARTER ENDED: 03-31-01

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

NAME:                          Charlotte Capital LLC
                               -----------------------
ADDRESS:                       P.O. Box 472428
                               -----------------------
                               Charlotte, NC 28247-2428
                               -----------------------

13F FILE NUMBER: 28-2422
                 -------

I REPRESENT THAT I AM AUTHORIZED TO SUBMIT THIS FORM AND THAT ALL INFORMATION IN THIS FORM AND THE ATTACHMENTS TO IT IS TRUE, CORRECT AND COMPLETE AND I UNDERSTAND THAT ALL REQUIRED ITEMS, STATEMENTS AND SCHEDULES ARE INTEGRAL PARTS OF THIS FORM AND THAT THE SUBMISSION OF ANY AMENDMENT REPRESENTS THAT ALL UNAMENDED ITEMS, STATEMENTS AND SCHEDULES REMAIN TRUE, CORRECT AND COMPLETE AS PREVIOUSLY SUBMITTED.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Person Signing this Report on Behalf of Reporting Manager:

NAME:  Katy Y. Whitt
TITLE: Trader-Partner
PHONE: 704-541-1437

Signature, Place and Date of Signing:

/S/ Katy Y. Whitt          Charlotte, NC 28247                 January 5, 2000
-----------------          -------------------                 ---------------
(Signature)                 (City, State)                       (Date)

Report type             (Check only one):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

REPORT SUMMARY:

OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED:     0
                                                 -------
FORM 13F INFORMATION TABLE ENTRY TOTAL:            91
                                                 -------
FORM 13F INFORMATION TABLE VALUE TOTAL:          261,564
                                                 -------

                             Charlotte Capital, LLC
                                    FORM 13F
                                 March 31, 2001



                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared    None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ----------- -------- -------- --------

AAR Corp.                      COM              000361105     5753   450900 SH       Sole                  136400            314500
AK Steel Holding Corp.         COM              001547108     5026   500100 SH       Sole                  109600            390500
ANC Rental Corp.               COM              001813104     1140   380000 SH       Sole                   83300            296700
ATMI Inc.                      COM              00207r101      518    28000 SH       Sole                   28000
Adaptec Inc.                   COM              00651f108      230    26500 SH       Sole                   26500
Alpharma Inc.                  COM              020813101      367    11200 SH       Sole                   11200
American Financial Group Inc.  COM              025932104      393    16300 SH       Sole                   16300
Anixter International Inc.     COM              035290105      431    17900 SH       Sole                   17900
Antec Corp.                    COM              03664P105     3131   430000 SH       Sole                   94300            335700
Apogee Enterprises Inc.        COM              037598109     2636   369900 SH       Sole                   79800            290100
Applied Signal Technology Inc. COM              038237103      800   200000 SH       Sole                   43800            156200
Atlantic American Corporation  COM              048209100      593   287700 SH       Sole                   63000            224700
Banner Corp.                   COM              06652v109     3772   235752 SH       Sole                   59774            175978
CNA Surety Corp.               COM              12612L108      372    28000 SH       Sole                   28000
CONMED Corp.                   COM              207410101     6150   320513 SH       Sole                   85713            234800
Checkpoint Systems Inc.        COM              162825103     4293   454300 SH       Sole                  123300            331000
Cohesion Technologies Inc.     COM              19248n101     2450   400000 SH       Sole                   86700            313300
Del Global Technologies Corp.  COM              245073101      421   374500 SH       Sole                  108800            265700
EW Blanch Holdings Inc.        COM              093210102     1693   213000 SH       Sole                   46800            166200
EarthLink Inc.                 COM              270321102     8003   660000 SH       Sole                  175300            484700
Edgewater Technology, Inc.     COM              280358102      718   174792 SH       Sole                   37713            137079
Entegris Inc.                  COM              29362u104     4501   615500 SH       Sole                  175200            440300
FPIC Insurance Group Inc.      COM              302563101     3820   399500 SH       Sole                   87400            312100
FSI International Inc.         COM              302633102     5201   630400 SH       Sole                  136600            493800
Finish Line Inc.               COM              317923100     3250   500000 SH       Sole                  110050            389950
First Charter Corp             COM              319439105     3113   200000 SH       Sole                   52200            147800
Flower Foods Inc.              COM              343498101     1423    70800 SH       Sole                   15360             55440
Franklin Covey Co.             COM              353469109     4793   592400 SH       Sole                  124600            467800
Galileo International Inc.     COM              363547100      438    20000 SH       Sole                   20000
Hamilton Bancorp Inc.          COM              407013101     1199   156000 SH       Sole                   34100            121900
Hibernia Corp.                 COM              428656102     4644   332400 SH       Sole                   87400            245000
Hollinger International Inc.   COM              435569108     4608   322000 SH       Sole                   88600            233400
IBP Inc.                       COM              449223106      221    13500 SH       Sole                   13500
Indus International Inc.       COM              45578L100     1243   254900 SH       Sole                   58100            196800
Infogrames Inc.                COM              45665t107     1060   192800 SH       Sole                   42040            150760
Information Resources Inc.     COM              456905108     6263   963600 SH       Sole                  214000            749600
Informix Corp.                 COM              456779107    11594  2144500 SH       Sole                  577100           1567400
Iomega Corp.                   COM              462030107     7703  2093300 SH       Sole                  561000           1532300
John H. Harland Co.            COM              412693103     5629   301000 SH       Sole                   92200            208800
LCA Vision Inc.                COM              501803209     1503   650000 SH       Sole                  142600            507400
Loral Space & Communications L COM              g56462107      256   116800 SH       Sole                  116800
MTS Systems Corp.              COM              553777103     4521   497100 SH       Sole                  106700            390400
Magellan Health Services Inc.  COM              559079108     3635   393000 SH       Sole                   85600            307400
Maverick Tube Corp.            COM              577914104     7402   359300 SH       Sole                   95600            263700
McDermott International Inc.   COM              580037109      329    26000 SH       Sole                   26000
Meditrust Corp.                COM              58501t306     3777   925800 SH       Sole                  283100            642700
Midway Games                   COM              598148104     1426   195400 SH       Sole                   59200            136200
Midwest Express Holdings Inc.  COM              597911106     3715   235000 SH       Sole                   50700            184300
NS Group Inc.                  COM              628916108     4700   421500 SH       Sole                   95200            326300
National Service Industries In COM              637657107     5900   251600 SH       Sole                   66900            184700
Network Associates Inc.        COM              640938106      825   100000 SH       Sole                  100000
New Century Equity Holdings Co COM              643535107     1281  1138825 SH       Sole                  246225            892600
Nordstrom Inc.                 COM              655664100      264    16200 SH       Sole                   16200
Nstar                          COM              67019e107      276     7200 SH       Sole                    7200
Omnivision Technologies Inc.   COM              682128103      963   280000 SH       Sole                   61400            218600
PTEK Holdings Inc.             COM              69366M104     3333  1269900 SH       Sole                  278000            991900
Parexel International          COM              699462107     9701   779960 SH       Sole                  206200            573760
Parlex Corp.                   COM              701630105     3722   391800 SH       Sole                   85300            306500
Penn Treaty American Corp.     COM              707874103     2851   280300 SH       Sole                   61800            218500
Personnel Group of America Inc COM              715338109      820   683100 SH       Sole                  148750            534350
Pittston Brinks Group          COM              725701106      260    12000 SH       Sole                   12000
Potomac Electric Power Co. Tru COM              737679100      409    17500 SH       Sole                   17500
Presidential Life Corporation  COM              740884101     3830   232100 SH       Sole                   62000            170100
Prime Medical Services Inc.    COM              74156d108     4388   763100 SH       Sole                  167200            595900
Profit Recovery Group Internat COM              743168106     1375   220000 SH       Sole                   48300            171700
REMEC Inc.                     COM              759543101      632    63200 SH       Sole                   63200
Ralcorp Holdings               COM              751028101     4386   245000 SH       Sole                   52800            192200
Remington Oil & Gas Corp.      COM              759594302     2521   182500 SH       Sole                   40700            141800
Republic Bancshares, Inc.      COM              759929102     3778   314800 SH       Sole                   68600            246200
STAAR Surgical Co.             COM              852312305      580   135500 SH       Sole                   29700            105800
School Specialty Inc.          COM              807863105     4683   217200 SH       Sole                   58100            159100
Sempra Energy                  COM              816851109      419    18000 SH       Sole                   18000
Sierra Pacific Resources Holdi COM              826428104     3478   235000 SH       Sole                   51500            183500
Southwest Securities Group Inc COM              845224104     3736   200000 SH       Sole                   43200            156800
Sovereign Bancorp              COM              845905108     6423   758400 SH       Sole                  213300            545100
Stewart Enterprises Inc.       COM              860370105     4994  1005000 SH       Sole                  267200            737800
Storage Technology             COM              862111200     8030   737400 SH       Sole                  192500            544900
Sunoco Inc.                    COM              86764p109      383    11800 SH       Sole                   11800
Theragenics Corp.              COM              883375107     6390  1000000 SH       Sole                  219200            780800
Timken Co.                     COM              887389104      180    11500 SH       Sole                   11500
Tommy Hilfiger Corp.           COM              g8915z102     2376   184900 SH       Sole                   49600            135300
Trinity Industries, Inc.       COM              896522109     3455   177200 SH       Sole                   50500            126700
UICI                           COM              902737105     6253   712200 SH       Sole                  196300            515900
Ultramar Diamond Shamrock Corp COM              904000106      463    12800 SH       Sole                   12800
Uno Restaurant Corp.           COM              914900105     2609   276125 SH       Sole                   67855            208270
VICORP Restaurants, Inc.       COM              925817108     1540    61900 SH       Sole                   13700             48200
Viant Inc.                     COM              92553n107     1000   400000 SH       Sole                   86200            313800
Visx Inc.                      COM              92844s105      379    22100 SH       Sole                   22100
WIT Soundview Group Inc.       COM              977383108      924   308000 SH       Sole                   67500            240500
Wisconsin Energy Corp.         COM              976657106      302    14000 SH       Sole                   14000
Zoltek Companies Inc.          COM              98975w104      597   115000 SH       Sole                   27100             87900


REPORT SUMMARY                 91 DATA RECORDS              261564            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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